Equity - Treasury Share Instruments (Details) - EUR (€) € / shares in Units, € in Millions		12 Months Ended
	Feb. 28, 2020	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of classes of share capital [line items]
Acquisition price (EUR per share)		€ 3.92	€ 4.84	€ 9.88
Trading price (EUR per share)		€ 3.85	€ 3.25	€ 6.23
Market value		€ 537	€ 319	€ 483
Proportion of total shares classified as treasury shares (as a percent)		2.411%	1.777%	1.494%
Treasury Shares Activity [Roll Forward]
Purchase of treasury shares		€ 478	€ 234	€ 99
Investments accounted for by the equity method		€ 12,773	€ 427
Derivative financial instrument notional shares equivalent		192,000,000	176,000,000
Treasury shares
Disclosure of classes of share capital [line items]
Number of shares (in shares)		139,329,370	98,231,380	77,562,635
Treasury Shares Activity [Roll Forward]
Treasury shares, beginning balance		98,231,380	77,562,635	65,496,120
Acquisitions (shares)		122,032,764	68,640,303	14,033,446
Employee share option plan (shares)		(4,329,826)	(3,118,898)	(1,966,931)
Scrip dividend (shares)		6,291,518	6,252,817
Capital amortization		(82,896,466)	51,105,477
Treasury shares, ending balance		139,329,370	98,231,380	77,562,635
Movistar Prosegur Alarmas
Treasury Shares Activity [Roll Forward]
Investments accounted for by the equity method		€ 0
Associates and Joint Ventures
Treasury Shares Activity [Roll Forward]
Investments accounted for by the equity method		€ 12,773	€ 427	€ 140
Associates and Joint Ventures | Movistar Prosegur Alarmas
Treasury Shares Activity [Roll Forward]
Proportion of ownership interest in equity method investment	50.00%
Number of shares issued for equity method investment (in shares)	49,545,262
Investments accounted for by the equity method	€ 266